LOOMIS SAYLES CAPITAL INCOME FUND

Supplement dated October 15, 2014, to the Loomis Sayles Capital Income Fund Statement of Additional

Information dated April 1, 2014, as may be revised and supplemented from time to time.

On September 12, 2014, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved a name change to the Loomis Sayles Capital Income Fund. Effective at the close of business on October 15, 2014, the Fund’s name will be changed to the “Loomis Sayles Dividend Income Fund” and accordingly, all references to “Loomis Sayles Capital Income Fund” in the Statement of Additional Information (“SAI”) are hereby replaced with “Loomis Sayles Dividend Income Fund.”

Effective at the close of business on October 15, 2014, Matthew Eagan and Elaine Stokes will join the portfolio management team of the Loomis Sayles Dividend Income Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of September 30, 2014, the following portfolio managers of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan	19	$62.9 billion	0	$0	22	$11.8 billion	3	$1.0 billion	159	$22.9 billion	3	$481.7 million
Elaine M. Stokes	14	$61.1 billion	0	$0	17	$9.5 billion	0	$0	155	$22.7 billion	2	$360.3 million

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2014, the portfolio managers of the Fund had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Matthew J. Eagan	Loomis Sayles Dividend Income Fund	A
Elaine M. Stokes	Loomis Sayles Dividend Income Fund	A

* A. None	E. $100,001 - $500,000
B. $1 - 10,000	F. $500,001 - $1,000,000
C. $10,001 - $50,000	G. over $1,000,000
D. $50,001 - $100,000